Exhibit 99.08

Client Name:	XXXXXXX
Client Project Name:	OBX-2023-J1
Start - End Dates:	6/2021 - 11/2022

Conditions Report 2.0

Loans in Report:	72

0 - Total Active Conditions

181 - Total Satisfied Conditions

116 - Credit Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Application
12 - Category: Assets
2 - Category: Credit/Mtg History
4 - Category: DTI
59 - Category: HMDA
9 - Category: Income/Employment
2 - Category: Insurance
12 - Category: Legal Documents
13 - Category: Terms/Guidelines
11 - Property Valuations Review Scope
6 - Category: Appraisal
4 - Category: FEMA
1 - Category: Property
54 - Compliance Review Scope
19 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Borrower's Interest
4 - Category: Compliance Manual
1 - Category: Documentation
4 - Category: Right of Rescission
25 - Category: TILA/RESPA Integrated Disclosure
6 - Total Waived Conditions

6 - Compliance Review Scope
2 - Category: RESPA
4 - Category: Right of Rescission

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